Other Financial Liabilities (debt) - Amounts recognized in profit (Details) - Sociedad Minera El Brocal S.A.A - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Financial Liabilities debt [Line Items]
Expenses related to variable lease payments, low-value and short-term leases	$ 17,755	$ 13,431
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	11,117	12,708
Interest expense on lease liabilities (see Note 18)	3,685	3,912
Amounts recognized in profit or loss	$ 32,557	$ 30,051